Pensions and other postretirement benefits (Funding Policy and Plan Asset Allocation) (Details) - Pensions - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Going concern basis excess (deficit) funded status		$ 5,300
Solvency basis excess (deficit) funded status		$ 3,400
Expected going concern basis excess (deficit) funded status	$ 5,400
Expected solvency basis excess (deficit) funded status	4,200
Cash contribution to pension plan, expected to be	60
Actual contributions for all pension plans contributed in next fiscal year	$ 2
Policy	100.00%
Actual plan asset allocation	100.00%	100.00%
Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Policy	2.00%
Actual plan asset allocation	1.00%	1.00%
Bonds
Defined Benefit Plan Disclosure [Line Items]
Policy	46.00%
Actual plan asset allocation	48.00%	47.00%
Percentage of bonds guaranteed by governments and corporate entities (in hundredths)	74.00%	74.00%
Emerging Market Debt
Defined Benefit Plan Disclosure [Line Items]
Policy	2.00%
Actual plan asset allocation	2.00%	2.00%
Private Debt
Defined Benefit Plan Disclosure [Line Items]
Policy	3.00%
Actual plan asset allocation	4.00%	5.00%
Equities
Defined Benefit Plan Disclosure [Line Items]
Policy	32.00%
Actual plan asset allocation	35.00%	30.00%
Maximum percentage of equity investments allocated to an individual issuer (in hundredths)	7.00%	8.00%
Maximum percentage of equity investments allocated to an industry sector (in hundredths)	30.00%	26.00%
Employee Benefit Plan, Real Estate
Defined Benefit Plan Disclosure [Line Items]
Policy	4.00%
Actual plan asset allocation	3.00%	3.00%
Resource and royalties
Defined Benefit Plan Disclosure [Line Items]
Policy	6.00%
Actual plan asset allocation	8.00%	7.00%
Private Debt and Infrastructure
Defined Benefit Plan Disclosure [Line Items]
Policy	5.00%
Actual plan asset allocation	3.00%	4.00%
Specialty portfolio
Defined Benefit Plan Disclosure [Line Items]
Policy	0.00%
Actual plan asset allocation	0.00%	2.00%
Absolute return
Defined Benefit Plan Disclosure [Line Items]
Policy	12.00%
Actual plan asset allocation	15.00%	15.00%
Funding
Defined Benefit Plan Disclosure [Line Items]
Policy	(12.00%)
Actual plan asset allocation	(19.00%)	(16.00%)